Financial Instruments - Summary of Interest Risk Factor (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of interest risk factor [line items]
Loans and financing	$ 2,886.4	$ 3,203.2
Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	130.1
Loans and financing	(4.3)
Net impact	$ 125.8
Rates considered	11.65%
SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (348.3)
Net impact	$ (348.3)
Rates considered	5.38%
EURIBOR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (5.2)
Net impact	$ (5.2)
Rates considered	3.84%
SIFMA [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (20.5)
Net impact	$ (20.5)
Rates considered	3.87%
-50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (8.2)
Loans and financing	0.3
Net impact	$ (7.9)
Rates considered	5.38%
-50% [member] | SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 9.5
Net impact	$ 9.5
Rates considered	2.66%
-50% [member] | EURIBOR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.1
Net impact	$ 0.1
Rates considered	1.95%
-50% [member] | SIFMA [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.4
Net impact	$ 0.4
Rates considered	1.94%
-25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (4.7)
Loans and financing	0.2
Net impact	$ (4.5)
Rates considered	8.06%
-25% [member] | SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 4.8
Net impact	$ 4.8
Rates considered	3.99%
-25% [member] | EURIBOR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.0
Net impact	$ 0.0
Rates considered	2.93%
-25% [member] | SIFMA [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.2
Net impact	$ 0.2
Rates considered	2.90%
Probable scenario [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ (1.2)
Loans and financing	0.0
Net impact	$ (1.2)
Rates considered	10.75%
Probable scenario [member] | SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.2
Net impact	$ 0.2
Rates considered	5.32%
Probable scenario [member] | EURIBOR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.0
Net impact	$ 0.0
Rates considered	3.91%
Probable scenario [member] | SIFMA [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ 0.0
Net impact	$ 0.0
Rates considered	3.87%
+25% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 2.3
Loans and financing	(0.1)
Net impact	$ 2.2
Rates considered	13.44%
+25% [member] | SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (4.4)
Net impact	$ (4.4)
Rates considered	6.65%
+25% [member] | EURIBOR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.1)
Net impact	$ (0.1)
Rates considered	4.88%
+25% [member] | SIFMA [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.2)
Net impact	$ (0.2)
Rates considered	4.84%
+50% [member] | Interbank deposit certificate CDI rate [member]
Disclosure of interest risk factor [line items]
Cash equivalents and financial investments	$ 5.8
Loans and financing	(0.2)
Net impact	$ 5.6
Rates considered	16.13%
+50% [member] | SOFR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (9.1)
Net impact	$ (9.1)
Rates considered	7.98%
+50% [member] | EURIBOR [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.1)
Net impact	$ (0.1)
Rates considered	5.86%
+50% [member] | SIFMA [Member]
Disclosure of interest risk factor [line items]
Loans and financing	$ (0.4)
Net impact	$ (0.4)
Rates considered	5.81%